Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
The below table provides a summary of revenues and expenses for transactions with Seadrill for the years ended December 31, 2020, 2019 and 2018.

(In $ millions)	2020	2019	2018
Related party inventory sales (a)	1.1	1.8	3.2
Rig operating costs (b)	—	—	1.4
Total related party operating revenues	1.1	1.8	4.6

Management and technical support fees (c) (d)	60.1	70.5	70.6
Rig operating costs (e)	—	—	0.8
Related party inventory purchases (a)	1.4	1.1	0.7
Total related party operating expenses	61.5	71.6	72.1

Interest expense recognized on deferred contingent consideration (h)	(2.0)	(3.3)	(3.1)
Related party interest expense (f)	—	—	(1.4)
Total related party financial items	(2.0)	(3.3)	(4.5)
The below table provides a summary of amounts due to or from Seadrill at December 31, 2020 and December 31, 2019.

(In $ millions)	2020	2019
Trading balances due from Seadrill and subsidiaries (g)	7.6	6.9
Total related party receivables	7.6	6.9

(In $ millions)	2020	2019
Trading balances due to Seadrill and subsidiaries (g)	78.9	79.5
Deferred and contingent consideration to related party - short term portion (h)	2.8	31.5
Total related party payables	81.7	111.0
Less: Related party payables held as subject to compromise	(74.3)	—
Related party payables not subject to compromise	7.4	111.0
Chapter 11 proceedings
On filing for Chapter 11, our pre-petition related party payables are held within "liabilities subject to compromise" in our Consolidated Balance Sheets at December 31, 2020. For further information on our bankruptcy proceedings refer to Note 4 - "Chapter 11 Proceedings" of our Consolidated Financial Statements included herein.
(a) Related party inventory sales and purchases
Revenue and expenses from the sale and purchase of inventories and spare parts from Seadrill.
(b) Rig operating costs charged to Seadrill
Seadrill Partners has charged to Seadrill Limited, through its Nigerian service company, certain services including the provision of onshore and offshore personnel, which was provided for the West Jupiter drilling rig operating in Nigeria. We charged Seadrill on a cost plus mark-up basis for these services. The mark-up charged was approximately 5%. This arrangement ended in 2018.
(c) Management and administrative services agreement
Seadrill provides us with services covering functions including general management, information systems, accounting & finance, human resources, legal and commercial. We are charged an allocation for these services on a cost plus mark-up basis. During the year ended December 31, 2020, the mark-up we were charged for these services ranged from 4.85% to 8%. The agreements for certain rigs have been terminated after the year ended December 31, 2020. Refer to Note 25 - "Subsequent events" for further information.
(d) Operations and technical supervision agreements
In addition, certain subsidiaries of Seadrill Partners have advisory, technical and/or administrative services agreements with subsidiaries of Seadrill. An allocation of these services are charged at cost plus service fee equal to approximately 5% of costs and expenses incurred in connection with providing these services. This agreements has been terminated after the year ended December 31, 2020. Refer to Note 25 - "Subsequent events" for further information.
(e) Rig operating costs charged by Seadrill
Seadrill provided onshore support and crew for the West Polaris during its operations in Angola, which ended in July 2017. We were charged an allocation for these services on a cost plus mark-up basis. The mark-up we were charged was approximately 5%.
(f) Interest expense charged by Seadrill
Interest expense charged by Seadrill for the West Vencedor loan arrangement that was due to Seadrill. The loan was repaid during 2018.
(g) Trading balances
Receivables and payables with Seadrill Limited and its subsidiaries are comprised of management fees, advisory and administrative services, and certain other amounts due. Receivables and payables are generally settled quarterly in arrears for those balances that are not held as liabilities subject to compromise. Trading balances to Seadrill Partners and its subsidiaries are unsecured.
(h) Deferred consideration to related party
We have deferred and contingent consideration liabilities to Seadrill from the acquisition of the West Vela remaining which is held within "liabilities subject to compromise" in our Consolidated Balance Sheets at December 31, 2020.
On the West Vela we are required to pay to Seadrill $42k per day for mobilization and a further $40k per day adjusted for utilization over the remaining contract term with BP, which completed in November 2020.
On the West Polaris we agreed to pay Seadrill 100% of dayrate earned above $450k per day for the remainder of the contract with ExxonMobil and 50% of the dayrate earned above $450k per day on any subsequent contract until March 2025. In the year ended December 31, 2019, following reductions in future dayrate estimates and re-contracting assumptions, we impaired the remaining value of the liability to a nil carrying value, resulting in a $0.7 million gain in the Consolidated Statement of Operations.
The below table sets out the fair value of the liabilities at December 31, 2020 and December 31, 2019.

(In $ millions)	2020	2019
West Vela
Mobilization due to Seadrill	2.8	17.2
Seadrill share of dayrate from BP contract	—	14.3
Total	2.8	31.5
These liabilities are presented in our Consolidated Balance Sheets as follows:

(In $ millions)	2020	2019
Current deferred and contingent consideration to related party	—	31.5
Liabilities subject to compromise	2.8	—
Total	2.8	31.5
Other agreements and transactions with Seadrill
Equity Distribution
During the year ended December 31, 2018, one of our subsidiaries settled certain balances related to a shareholder loan provided by Seadrill. On account of the loan's structure these payments have been treated as equity distributions.
A total cash distribution of $6.2 million has been distributed to Seadrill in the year ended December 31, 2018.
These transactions were presented in the Consolidated Statement of Changes in Members Capital in the year ended December 31, 2018.
Spare parts agreement with Seadrill
During the year ended December 31, 2015, we entered an agreement with Seadrill to store spare parts of the West Sirius rig while it was cold stacked. Seadrill may use the spare parts during the stacking period, but must replace them at its own cost when the West Sirius returns to operations.
Guarantees
Seadrill provided performance guarantees to certain of our customers on our behalf for contracts that matured in 2020. These totaled nil as at December 31, 2020 (December 31, 2019: $15 million).
Omnibus agreement
In 2012 we entered into an Omnibus Agreement with Seadrill Limited. The agreement outlines the following provisions: (i) a non-competition agreement with Seadrill for any drilling rig operating under a contract for five or more years; (ii) rights of first offer on any proposed sale, transfer or other disposition of drilling rigs; (iii) rights of first offer on any proposed transfer, assignment, sale or other disposition of any equity interest in Seadrill Operating LP, Seadrill Capricorn Holdings LLC and Seadrill Partners Operating LLC (the "OPCO"); and (iv) indemnification – Old Seadrill Limited agreed to indemnify Seadrill Partners against certain environmental and toxic tort liabilities with respect to the assets contributed or sold to Seadrill Partners, and also certain tax liabilities.